Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of Computation of Earnings Per Share and Summary of Movements in Shares
Earnings per share for total operations for the twelve months were calculated as follows:

	First Half
	2023	2022
EPS – Basic
Net profit attributable to shareholders’ equity (€ million)	3,548	2,905
Average number of shares (millions of share units)	2,523.9	2,557.3
EPS – basic (€)	1.41	1.14

EPS – Diluted
Net profit attributable to shareholders’ equity (€ million)	3,548	2,905
Adjusted average number of shares (millions of share units)	2,536.8	2,566.2
EPS – diluted (€)	1.40	1.13

Underlying EPS
Net profit attributable to shareholders’ equity (€ million)	3,548	2,905
Post-tax impact of non-underlying items attributable to shareholders’ equity (see note 2)	(14)	535
Underlying profit attributable to shareholders’ equity	3,534	3,440
Adjusted average number of shares (millions of share units)	2,536.8	2,566.2
Underlying EPS – diluted (€)	1.39	1.34
During the period the following movements in shares have taken place:

Millions
Number of shares at 31 December 2022 (net of treasury shares)	2,529.0
Net movements in shares under incentive schemes	1.5
Shares repurchased under the share buyback programme	(15.5)
Number of shares at 30 June 2023	2,515.0